Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
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Financial Information of Operating Segments

	For the year ended 31 December 2019
	Life	Health	Accident	Others	Elimination	Total
	RMB million

Revenues
Gross written premiums	446,562	105,581	14,943	—	—	567,086
- Term life	2,584	—	—	—	—
- Whole life	61,612	—	—	—	—
- Endowment	113,950	—	—	—	—
- Annuity	268,416	—	—	—	—
Net premiums earned	445,719	99,575	14,984	—	—	560,278
Investment income	129,334	7,849	443	2,293	—	139,919
Net realised gains on financial assets	1,646	100	6	79	—	1,831
Net fair value gains through profit or loss	16,947	1,027	58	1,219	—	19,251
Other income	1,110	60	—	8,698	(1,673)	8,195
Including: inter-segment revenue	—	—	—	1,673	(1,673)	—
Segment revenues	594,756	108,611	15,491	12,289	(1,673)	729,474

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(124,194)	(3,649)	(34)	—	—	(127,877)
Accident and health claims and claim adjustment expenses	—	(44,613)	(6,170)	—	—	(50,783)
Increase in insurance contract liabilities	(303,479)	(27,209)	(119)	—	—	(330,807)
Investment contract benefits	(8,810)	(347)	—	—	—	(9,157)
Policyholder dividends resulting from participation in profits	(22,251)	(124)	—	—	—	(22,375)
Underwriting and policy acquisition costs	(57,071)	(16,554)	(5,443)	(2,328)	—	(81,396)
Finance costs	(3,288)	(200)	(12)	(755)	—	(4,255)
Administrative expenses	(25,328)	(9,075)	(2,962)	(2,910)	—	(40,275)
Other expenses	(7,120)	(692)	(169)	(3,294)	1,673	(9,602)
Including: inter-segment expenses	(1,573)	(95)	(5)	—	1,673	—
Statutory insurance fund contribution	(797)	(273)	(93)	—	—	(1,163)

Segment benefits, claims and expenses	(552,338)	(102,736)	(15,002)	(9,287)	1,673	(677,690)

Net gains on investments of associates and joint ventures	—	—	—	8,011	—	8,011
Including: share of profit of associates and joint ventures	—	—	—	9,159	—	9,159
Segment results	42,418	5,875	489	11,013	—	59,795

Income tax						(781)

Net profit						59,014

Attributable to
- Equity holders of the Company						58,287
- Non-controlling interests						727
Other comprehensive income attributable to equity holders of the Company	31,861	1,931	109	946	—	34,847
Depreciation and amortisation	2,671	917	312	479	—	4,379

	As at 31 December 2019
	Life	Health	Accident	Others	Elimination	Total
	RMB million

Assets
Financial assets	3,111,140	183,142	10,080	76,907	—	3,381,269
Others	8,953	12,109	572	222,983	—	244,617

Segment assets	3,120,093	195,251	10,652	299,890	—	3,625,886

Unallocated
Property, plant and equipment						51,758
Others						49,090

Total						3,726,734

Liabilities
Insurance contracts	2,385,407	158,800	8,529	—	—	2,552,736
Investment contracts	252,362	15,442	—	—	—	267,804
Securities sold under agreements to repurchase	106,377	6,447	365	4,899	—	118,088
Others	80,820	5,687	346	23,904	—	110,757

Segment liabilities	2,824,966	186,376	9,240	28,803	—	3,049,385

Unallocated
Others						268,007

Total						3,317,392

	For the year ended 31 December 2018
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	437,540	83,614	14,672	—	—	535,826
- Term life	3,145	—	—	—	—
- Whole life	46,375	—	—	—	—
- Endowment	126,318	—	—	—	—
- Annuity	261,702	—	—	—	—
Net premiums earned	436,863	80,279	14,881	—	—	532,023
Investment income	116,721	6,393	441	1,612	—	125,167
Net realised gains on financial assets	(18,439)	(1,008)	(70)	(74)	—	(19,591)
Net fair value gains through profit or loss	(16,946)	(927)	(65)	(340)	—	(18,278)
Other income	1,088	84	—	8,505	(1,579)	8,098
Including: inter-segment revenue	—	—	—	1,579	(1,579)	—
Segment revenues	519,287	84,821	15,187	9,703	(1,579)	627,419

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(245,786)	(2,922)	(28)	—	—	(248,736)
Accident and health claims and claim adjustment expenses	—	(33,801)	(6,751)	—	—	(40,552)
Increase in insurance contract liabilities	(167,090)	(22,966)	125	—	—	(189,931)
Investment contract benefits	(9,020)	(312)	—	—	—	(9,332)
Policyholder dividends resulting from participation in profits	(19,523)	(123)	—	—	—	(19,646)
Underwriting and policy acquisition costs	(43,108)	(11,806)	(4,808)	(2,983)	—	(62,705)
Finance costs	(3,304)	(181)	(12)	(619)	—	(4,116)
Administrative expenses	(23,728)	(7,881)	(2,982)	(2,895)	—	(37,486)
Other expenses	(5,339)	(487)	(140)	(3,255)	1,579	(7,642)
Including: inter-segment expenses	(1,492)	(82)	(5)	—	1,579	—
Statutory insurance fund contribution	(759)	(242)	(96)	—	—	(1,097)

Segment benefits, claims and expenses	(517,657)	(80,721)	(14,692)	(9,752)	1,579	(621,243)

Net gains on investments of associates and joint ventures	—	—	—	7,745	—	7,745
Including: share of profit of associates and joint ventures	—	—	—	7,745	—	7,745
Segment results	1,630	4,100	495	7,696	—	13,921

Income tax						(1,985)

Net profit						11,936

Attributable to
- Equity holders of the Company						11,395
- Non-controlling interests						541
Other comprehensive income attributable to equity holders of the Company	(2,579)	(141)	(10)	660	—	(2,070)
Depreciation and amortisation	1,589	505	202	342	—	2,638

	As at 31 December 2018
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	2,743,378	145,889	9,835	43,383	—	2,942,485
Others	9,696	8,975	610	201,661	—	220,942

Segment assets	2,753,074	154,864	10,445	245,044	—	3,163,427

Unallocated
Property, plant and equipment						47,281
Others						43,695

Total						3,254,403

Liabilities
Insurance contracts	2,081,822	125,743	8,466	—	—	2,216,031
Investment contracts	240,152	15,282	—	—	—	255,434
Derivative financial liabilities	1,773	97	7	—	—	1,877
Securities sold under agreements to repurchase	178,499	9,759	674	3,209	—	192,141
Others	46,328	3,607	211	22,830	—	72,976

Segment liabilities	2,548,574	154,488	9,358	26,039	—	2,738,459

Unallocated
Others						192,654

Total						2,931,113

	For the year ended 31 December 2017
	Life	Health	Accident	Others	Elimination	Total
	RMB million

Revenues
Gross written premiums	429,822	67,708	14,436	—	—	511,966
- Term life	4,110	—	—	—	—
- Whole life	36,496	—	—	—	—
- Endowment	198,418	—	—	—	—
- Annuity	190,798	—	—	—	—
Net premiums earned	429,267	63,323	14,320	—	—	506,910
Investment income	115,316	5,454	456	1,501	—	122,727
Net realised gains on financial assets	41	2	—	(1)	—	42
Net fair value gains through profit or loss	5,690	269	23	201	—	6,183
Other income	1,276	75	—	7,268	(1,126)	7,493
Including: inter-segment revenue	—	—	—	1,126	(1,126)	—
Segment revenues	551,590	69,123	14,799	8,969	(1,126)	643,355

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(257,300)	(2,383)	(25)	—	—	(259,708)
Accident and health claims and claim adjustment expenses	—	(27,992)	(5,826)	—	—	(33,818)
Increase in insurance contract liabilities	(152,110)	(20,249)	(158)	—	—	(172,517)
Investment contract benefits	(7,798)	(278)	—	—	—	(8,076)
Policyholder dividends resulting from participation in profits	(21,748)	(123)	—	—	—	(21,871)
Underwriting and policy acquisition costs	(48,781)	(8,494)	(4,565)	(2,949)	—	(64,789)
Finance costs	(3,967)	(187)	(16)	(431)	—	(4,601)
Administrative expenses	(24,286)	(5,615)	(3,423)	(2,629)	—	(35,953)
Other expenses	(5,508)	(376)	(147)	(1,521)	1,126	(6,426)
Including: inter-segment expenses	(1,071)	(51)	(4)	—	1,126	—
Statutory insurance fund contribution	(777)	(180)	(111)	—	—	(1,068)

Segment benefits, claims and expenses	(522,275)	(65,877)	(14,271)	(7,530)	1,126	(608,827)

Share of profit of associates and joint ventures, net	—	—	—	7,143	—	7,143

Segment results	29,315	3,246	528	8,582	—	41,671

Income tax						(8,919)

Net profit						32,752

Attributable to
- Equity holders of the Company						32,253
- Non-controlling interests						499
Other comprehensive income attributable to equity holder s of the Company	(7,838)	(370)	(31)	327	—	(7,912)
Depreciation and amortisation	1,513	351	216	160	—	2,240